Asset Retirement Obligations (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at Beginning of Period	$ 425
Accretion expense	17
Changes in estimate of cash flow or settlement date	33
Obligations assumed in RJS Power acquisition	11
Obligations settled	(2)
Balance at End of Period	484	$ 425
PPL Energy Supply LLC [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at Beginning of Period	$ 425	404	$ 375
Accretion expense		32	29
Changes in estimate of cash flow or settlement date		13	6
Obligations assumed in RJS Power acquisition		(16)	1
Obligations settled		(8)	(7)
Balance at End of Period		$ 425	$ 404